Interim Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital Series A Preferred Stock [Member]	Additional Paid In Capital Series B Preferred Stock [Member]	Additional Paid In Capital Common [Member]	Additional Paid In Capital [Member]	Shares Subscribed [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017			$ 12,257				$ 88,645		$ (478,110)	$ (377,208)
Balance, shares at Dec. 31, 2017			12,257,565
Conversion of debt at $0.01 per share			$ 2,500				22,500			20,000
Conversion of debt at $0.01 per share, shares			2,500,000
Debt converted to common shares: Converted at $0.005 per share			$ 2,000				8,000			25,000
Debt converted to common shares: Converted at $0.005 per share, shares			2,000,000
Shares subscribed at $0.10 per share								30,000
Net loss for the period										(53,906)
Balance at Dec. 31, 2018			$ 16,757				119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018			16,757,565
Shares subscribed at $0.05 per share								20,000		20,000
Shares subscribed at $0.05 per share								30,000		30,000
Net loss for the period									(10,602)	(10,602)
Balance at Mar. 31, 2019			$ 16,757				119,145	80,000	(542,618)	(326,716)
Balance, shares at Mar. 31, 2019			16,757,565
Balance at Dec. 31, 2018			$ 16,757				119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018			16,757,565
Net loss for the period										(27,638)
Balance at Sep. 30, 2019			$ 18,057				197,845		(559,654)	(343,752)
Balance, shares at Sep. 30, 2019			18,057,565
Balance at Dec. 31, 2018			$ 16,757				119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018			16,757,565
Shares issued at $0.10 per share			$ 300				29,700	(30,000)
Shares issued at $0.10 per share, shares			300,000
Shares issued at $0.05 per share			$ 1,000				49,000			50,000
Shares issued at $0.05 per share, shares			1,000,000
Net loss for the period									(42,263)	(42,263)
Balance at Dec. 31, 2019			$ 18,057			$ 197,845			(574,279)	(358,377)
Balance, shares at Dec. 31, 2019			18,057,565
Balance at Mar. 31, 2019			$ 16,757				119,145	80,000	(542,618)	(326,716)
Balance, shares at Mar. 31, 2019			16,757,565
Net loss for the period									(9,198)	(9,198)
Balance at Jun. 30, 2019			$ 16,757				119,145	80,000	(551,816)	(335,914)
Balance, shares at Jun. 30, 2019			16,757,565
Shares issued at $0.10 per share			$ 300				29,700	(30,000)
Shares issued at $0.10 per share, shares			300,000
Shares issued at $0.05 per share			$ 1,000				49,000	(50,000)
Shares issued at $0.05 per share, shares			1,000,000
Net loss for the period									(7,838)	(7,838)
Balance at Sep. 30, 2019			$ 18,057				197,845		(559,654)	(343,752)
Balance, shares at Sep. 30, 2019			18,057,565
Balance at Dec. 31, 2019			$ 18,057			197,845			(574,279)	(358,377)
Balance, shares at Dec. 31, 2019			18,057,565
Net loss for the period									(7,109)	(7,109)
Balance at Mar. 31, 2020			$ 18,057			197,845			(581,388)	(365,486)
Balance, shares at Mar. 31, 2020			18,057,565
Balance at Dec. 31, 2019			$ 18,057			197,845			(574,279)	(358,377)
Balance, shares at Dec. 31, 2019			18,057,565
Net loss for the period										(183,903)
Balance at Sep. 30, 2020	$ 93	$ 10	$ 19,842	168,023	174,968	323,910			(758,182)	(71,336)
Balance, shares at Sep. 30, 2020	92,999	10,000	19,842,565
Balance at Mar. 31, 2020			$ 18,057			197,845			(581,388)	(365,486)
Balance, shares at Mar. 31, 2020			18,057,565
Net loss for the period									(11,080)	(11,080)
Balance at Jun. 30, 2020			$ 18,057			197,845			(592,468)	(376,566)
Balance, shares at Jun. 30, 2020			18,057,565
Conversion of debt at $0.01 per share			$ 1,690			15,210				16,900
Conversion of debt at $0.01 per share, shares			1,690,000
Issuance of shares for services			$ 95			855				950
Issuance of shares for services, shares			95,000
Shares issued for license	$ 93	$ 10		168,023	174,968					343,094
Shares issued for license, shares	92,999	10,000
Convertible debt issued						110,000				110,000
Net loss for the period									(165,714)	(165,714)
Balance at Sep. 30, 2020	$ 93	$ 10	$ 19,842	$ 168,023	$ 174,968	$ 323,910			$ (758,182)	$ (71,336)
Balance, shares at Sep. 30, 2020	92,999	10,000	19,842,565